Consolidated Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 514,050	$ 1,039,484
Prepaid expenses	351,166	294,916
Total current assets	865,216	1,334,400
Investments held in Trust Account	200,007,439	200,067,535
Total Assets	200,872,655	201,401,935
Current liabilities:
Accounts payable	67,395	5,580
Accrued expenses	1,519,094	123,300
Franchise tax payable	48,767	114,023
Total current liabilities	1,635,256	242,903
Derivative warrant liabilities	47,240,000	28,320,000
Deferred underwriting commissions in connection with the initial public offering	7,000,000	7,000,000
Total liabilities	55,875,256	35,562,903
Commitments and Contingencies
Class A common stock; 13,999,739 and 16,083,903 shares subject to possible redemption at 10.00 per share as of March 31, 2021 and December 31,2020, respectively	139,997,390	160,839,030
Stockholders' Equity:
Preferred stock, 0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	41,975,057	21,133,625
Accumulated deficit	(36,976,148)	(16,134,515)
Total stockholders' equity	5,000,009	5,000,002
Total Liabilities and Stockholders' Equity	200,872,655	201,401,935
Class A Common Stock
Stockholders' Equity:
Common stock	600	392
Total stockholders' equity	600	392
Class B Common Stock
Stockholders' Equity:
Common stock	500	500
Total stockholders' equity	$ 500	$ 500